Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share

Note 25 - Earnings per share

a) Basic earnings per share

Net income attributable to ITAÚ UNIBANCO HOLDING's shareholders is divided by the average number of outstanding shares in the period, excluding treasury shares.

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Net income attributable to owners of the parent company	33,105	29,207	26,760
Minimum non-cumulative dividends on preferred shares	(106)	(106)	(106)
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	(109)	(109)	(109)
Retained earnings to be distributed, on a pro rata basis, to common and preferred equity owners:
Common	16,642	14,669	13,462
Preferred	16,248	14,323	13,083
Total net income available to equity owners
Common	16,751	14,778	13,571
Preferred	16,354	14,429	13,189
Weighted average number of outstanding shares
Common	4,958,290,359	4,958,290,359	4,958,290,359
Preferred	4,840,883,862	4,840,703,872	4,818,741,579
Basic earnings per share – R$
Common	3.38	2.98	2.74
Preferred	3.38	2.98	2.74

b) Diluted earnings per share

Calculated similarly to the basic earnings per share; however, it includes the conversion of all preferred shares potentially dilutable in the denominator.

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Net income available to preferred equity owners	16,354	14,429	13,189
Dividends on preferred shares after dilution effects	115	90	75
Net income available to preferred equity owners considering preferred shares after the dilution effect	16,469	14,519	13,264
Net income available to ordinary equity owners	16,751	14,778	13,571
Dividend on preferred shares after dilution effects	(115)	(90)	(75)
Net income available to ordinary equity owners considering preferred shares after the dilution effect	16,636	14,688	13,496
Adjusted weighted average of shares
Common	4,958,290,359	4,958,290,359	4,958,290,359
Preferred	4,908,283,361	4,900,469,300	4,873,042,114
Preferred	4,840,883,862	4,840,703,872	4,818,741,579
Incremental as per share-based payment plans	67,399,499	59,765,428	54,300,535
Diluted earnings per share – R$
Common	3.36	2.96	2.72
Preferred	3.36	2.96	2.72

There was no potentially antidulitive effect of the shares in share-based payment plans, in both periods.